UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of July 31, 2012 (Unaudited)

DWS Gold & Precious Metals Fund
	Shares	Value ($)
Common Stocks (a) 84.2%
Australia 8.8%
Medusa Mining Ltd.	488,097	2,481,706
Newcrest Mining Ltd.	851,020	20,792,695
Regis Resources Ltd.*	1,015,985	4,799,025

(Cost $19,261,286)		28,073,426
Canada 54.9%
Agnico-Eagle Mines Ltd.	130,566	5,729,879
Alamos Gold, Inc.	291,472	4,568,918
AuRico Gold, Inc.*	487,555	3,164,963
B2Gold Corp.*	916,713	2,943,427
Barrick Gold Corp.	903,612	29,743,463
Colossus Minerals, Inc.*	411,913	1,478,673
Continental Gold Ltd.*	211,390	1,481,848
Detour Gold Corp.*	223,808	4,963,344
Eldorado Gold Corp.	1,165,444	12,609,131
Franco-Nevada Corp.	148,357	7,239,958
Goldcorp, Inc.	847,227	30,582,457
Guyana Goldfields, Inc.*	371,432	822,236
Kinross Gold Corp.	1,638,746	13,693,665
New Gold, Inc.*	809,420	8,240,692
Osisko Mining Corp.*	658,885	5,630,597
Pan American Silver Corp.	89,818	1,344,337
Rubicon Minerals Corp.*	735,936	2,304,272
Silver Standard Resources, Inc.*	234,996	3,001,744
Silver Wheaton Corp.	408,795	11,266,983
Tahoe Resources, Inc.*	248,575	3,757,688
Teranga Gold Corp. (CDI)* (b)	721,891	1,267,508
Torex Gold Resources, Inc.*	14,528	28,249
Torex Gold Resources, Inc.* (c)	2,078,601	4,041,753
Yamana Gold, Inc.	1,026,154	15,215,546

(Cost $199,875,014)		175,121,331
Mexico 1.8%
Fresnillo PLC (d) (Cost $5,919,068)	248,161	5,625,237
South Africa 9.6%
AngloGold Ashanti Ltd.	404,647	13,772,659
Harmony Gold Mining Co., Ltd.	525,703	5,191,969
Impala Platinum Holdings Ltd.	736,207	11,517,824

(Cost $39,967,183)		30,482,452
United Kingdom 3.1%
Randgold Resources Ltd. (Cost $11,172,096)	110,081	9,903,732
United States 6.0%
Allied Nevada Gold Corp.* (e)	149,672	3,869,021
Newmont Mining Corp.	344,743	15,330,721

(Cost $17,891,158)		19,199,742

Total Common Stocks (Cost $294,085,805)		268,405,920
Exchange-Traded Funds 11.3%
ETFS Palladium Trust*	9,318	540,165
SPDR Gold Trust*	226,080	35,390,563

Total Exchange-Traded Funds (Cost $33,460,229)		35,930,728

	Troy Ounces	Value ($)
Commodities 2.6%
Gold Bullion* (Cost $8,596,566)	5,171	8,347,833

	Shares	Value ($)
Securities Lending Collateral 1.1%
Daily Assets Fund Institutional, 0.25% (f) (g) (Cost $3,624,003)	3,624,003	3,624,003
Cash Equivalents 2.5%
Central Cash Management Fund, 0.14% (f) (Cost $7,970,626)	7,970,626	7,970,626

	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $347,737,229) †	101.7	324,279,110
Other Assets and Liabilities, Net	(1.7)	(5,319,976)

Net Assets	100.0	318,959,134

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $365,832,383.  At July 31, 2012, net unrealized depreciation for all securities based on tax cost was $41,553,273.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $24,234,196 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $65,787,469.

(a)	Securities are listed in country of domicile.
(b)	Listed on the Australian Securities Exchange.
(c)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Torex Gold Resources, Inc.	May 2010	1,972,947	4,041,753	1.3

(d)	Listed on the London Stock Exchange.
(e)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2012 amounted to $3,495,540, which is 1.1% of net assets.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CDI: Chess Depositary Interest
SPDR: Standard & Poor's Depositary Receipt
At July 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

Gold 100 oz Futures	USD	12/27/2012	8	1,291,680	19,790
Platinum Futures	USD	10/29/2012	8	566,760	(31,160)
Silver Futures	USD	9/26/2012	28	3,907,960	(235,480)
Total net unrealized depreciation					(246,850)

At July 31, 2012, the DWS Gold & Precious Metals Fund had the following Quality Distribution:

Quality Distribution (As a % of Common Stocks)
Group breakdown of the Fund's common stocks
Group I:
Major producing companies	69%

Group II:
Medium established producers	8%

Group III:
Junior producers with medium cost production	7%

Group IV:
Companies with some production on stream or in start-up	4%

Group V:
Primarily exploration companies with or without mineral resources	5%

Group VI:
Royalty companies	7%
100%

Investment in Subsidiary

The Fund intends to gain exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary, DWS Cayman Precious Metals Fund, Inc., organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in gold coin and bullion and other precious metals; commodity-linked derivative instruments, such as swaps, futures; and exchange traded funds. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. The Subsidiary may also invest available cash in affiliated money market funds. The Subsidiary is managed by the same portfolio managers that manage the Fund.  As of July 31, 2012, the Fund held $50,068,761 in the Subsidiary, representing 15.7% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$—	$28,073,426	$—	$28,073,426
Canada	173,853,823	1,267,508	—	175,121,331
Mexico	—	5,625,237	—	5,625,237
South Africa	—	30,482,452	—	30,482,452
United Kingdom	—	9,903,732	—	9,903,732
United States	19,199,742	—	—	19,199,742
Exchange-Traded Funds	35,930,728	—	—	35,930,728
Commodities	8,347,833	—	—	8,347,833
Short-Term Investments(h)	11,594,629	—	—	11,594,629
Derivatives(i)	19,790	—	—	19,790
Total	$248,946,545	$75,352,355	$—	$324,298,900

Liabilities
Derivatives(i)	$(266,640)	$—	$—	$(266,640)
Total	$(266,640)	$—	$—	$(266,640)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2012.
(h)	See Consolidated Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on future contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Commodity Contracts	$(246,850)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Gold & Precious Metals Fund, a series of DWS Securities Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 18, 2012